Business Combination	12 Months Ended
Aug. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

Business combinations in fiscal year 2020:

Acquisition of St. Michael’s School (“STM”) and Bosworth Independent School (“BIC”)

On September 2, 2019, the Group acquired 100% equity interest of STM and BIC, with a total consideration of GBP 40,730 (with equivalent to RMB 352,699). Prior to fiscal year 2020, the Group has made a deposit of GBP 38,310 (approximately RMB 333, 348), and remaining consideration has been fully paid as of August 31, 2020. STM and BIC provide independent boarding education services to students from the UK and abroad in the UK.

The acquisition of 100% equity interest of STM and BIC has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of September 2, 2019, the date of acquisition, as follows:

	RMB	Amortization period
Cash and cash equivalents	18,076
Account receivable, net	737
Other current assets	21,474
Property and equipment, net	149,635	4-50 years
Intangible assets
Brand names	45,063	Indefinite
Student base	5,509	7 years
Goodwill	161,831
Other current liabilities	(8,232)
Contract liabilities	(32,324)
Deferred tax liabilities	(9,070)
Total consideration and value to be allocated to net assets	352,699

The identifiable tangible and intangible assets and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. The goodwill was assigned to the overseas schools segment as a result of these acquisitions. The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities.

Other acquisitions

During the year ended August 31, 2020, the Group made two other business acquisitions.

The Group acquired 51% equity interest of Shanghai Hanlin Education Technology Co., Ltd. (“Linstitute”) with a total consideration of approximately RMB 28,709. As of August 31, 2020, the total unpaid consideration was RMB 16,469, at present value, which will be paid in 2.75 years and recorded in amounts due to related parties and other non-current liability due to related parties (non-controlling interest shareholder of Linstitute) in the consolidated balance sheets. The goodwill and non-controlling interests acquired from the acquisition were approximately RMB 47,799 and RMB 27,583, respectively. The Group also has options to purchase additional 29% equity interest in Linstitute if certain performance condition are met.

In fiscal year 2021, the Company paid cash consideration of RMB 12,240 according to the share purchase agreement. As of August 31, 2021, the unpaid discounted consideration was RMB 5,535, which will be paid in 1.75 years and recorded in amounts due to related parties and other non-current liability due to related parties in the consolidated balance sheets.

The Group acquired 100% equity interest of a company, which is primarily engaged in education services in China, for which the cash consideration of approximately RMB 5,500 was paid in full as of August 31, 2020. The goodwill acquired from the acquisition was insignificant.

Pro forma results of acquisitions (unaudited)

The following table summarizes the unaudited pro forma consolidated results of operations for the years ended August 31, 2019 and 2020, assuming that these acquisitions occurred as of the beginning of the comparable annual reporting period. These pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the years ended August 31, 2019 and 2020

	2019 Unaudited	2020 Unaudited
Pro forma revenue from continuing operations	1,484,485	1,476,347
Pro forma operating income from continuing operations	270,151	417,138
Pro forma net income attributable to the Group	316,898	164,420

Business combination in fiscal year 2021:

On January 31, 2021, the Group acquired 60% equity interest of Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) with a total consideration of approximately RMB 26,026. As of August 31, 2021, the total unpaid consideration was RMB 26,026 at present value, which will be paid in 3.25 years and recorded in amounts due to related parties and other non-current liability due to related parties (non-controlling interest shareholder of Leti) in the consolidated balance sheets. Subsequently in December 2021, the Group paid the first installment of cash consideration RMB 7,500 according to the share purchase agreement. The goodwill, intangible assets and non-controlling interests acquired from the acquisition were approximately RMB 20,874, RMB 9,000 and RMB18,012, respectively. Leti provides outdoor camp services to students in PRC.

Pro forma results of acquisitions (unaudited)

The following table summarizes the unaudited pro forma consolidated results of operations for the years ended August 31, 2020 and 2021, assuming that these acquisitions occurred as of the beginning of the comparable annual reporting period. These pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the years ended August 31, 2020 and 2021

	2020 Unaudited	2021 Unaudited
Pro forma revenue from continuing operations	1,514,453	1,406,147
Pro forma operating income from continuing operations	127,726	390,843
Pro forma net income/(loss) attributable to the Group	163,949	(53,253)